Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
REVENUES (*):
Revenues	$ 274	$ 34	$ 298	$ 74	$ 491	[1]	$ 309	[1]	$ 391	[1]
COST OF REVENUES:
Cost of revenues	407	151	610	281	994		542		221
Gross Profit (Loss)	(133)	(117)	(312)	(207)	(503)		(233)		170
Research and development expenses	421	115	754	370	725		274		183
Sales and marketing expenses	148	136	293	188	443		183		270
General and administrative expenses	1,395	568	2,328	1,680	3,035		1,117		240
Operating loss	(2,097)	(936)	(3,687)	(2,445)	(4,706)		(1,807)		(523)
Financing income (expenses), net	9	(34)	(7)	62	41		(20)
Loss before taxes on income	(2,088)	(970)	(3,694)	(2,383)	(4,665)		(1,827)		(523)
Taxes on income					(2)		(2)		(1)
Net Loss	$ (2,088)	$ (970)	$ (3,694)	$ (2,383)	$ (4,667)		$ (1,829)		$ (524)
Net loss per ordinary share (basic and diluted, USD)	$ (0.31)	$ (0.28)	$ (0.67)	$ (0.73)	$ (1.32)		$ (1.02)		$ (0.29)
Weighted average ordinary shares (basic and diluted, in thousands)	6,724	3,431	5,480	3,243	3,529		1,799		1,792
Product [Member]
REVENUES (*):
Revenues	$ 274	$ 34	$ 298	$ 74	$ 491		$ 188		$ 174
COST OF REVENUES:
Cost of revenues	$ 407	$ 151	$ 610	$ 281	994		421		104
Service [Member]
REVENUES (*):
Revenues							121		217
COST OF REVENUES:
Cost of revenues							$ 121		$ 117

[1]	As for revenues related to transaction with the Parent Company – see Note 11